Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Stockholders' Equity
7.	Stockholders’ Equity
Underwritten Offering
In July 2020, the Company completed an underwritten public offering of 5,999,999 shares of its common stock, including the full exercise of the underwriter’ option to purchase 782,608 shares of common stock to cover over-allotments, at a price to the public of $2.30 for each share of common stock. Gross proceeds from the sale were approximately $13.8 million, and net proceeds were approximately $12.6 million.
Preferred Stock Conversion
In July 2020, the Company issued an aggregate of 946,600 shares of its common stock upon conversion of 1,381 shares of its non-voting
Series D Convertible Preferred Stock and 8,085 shares of its non-voting
Series E Convertible Preferred Stock. As of September 30, 2020, zero, 1,915 shares, and 8,333 shares of non-voting
Series D Convertible Preferred Stock,
non-voting
Series E Convertible Preferred Stock, and
non-voting
Series F Convertible Preferred Stock remain outstanding, respectively.
Controlled Equity Offerings
Cantor Controlled Equity Offering
During the three and nine months ended September 30, 2020, no shares of common stock, respectively, were sold under the Controlled Equity Offering
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sales agreement, as amended (the “Sales Agreement”), with Cantor Fitzgerald & Co. (“Cantor”), as agent and/or principal. As of September 30, 2020, $43.1 million of common stock remained available to be sold under this facility, subject to certain conditions as specified in the Sales Agreement.
Aspire Common Stock Purchase Agreement
The Common Stock Purchase Agreement (the “CSPA”) with Aspire Capital Fund, LLC (“Aspire”) expired on June 25, 2020 and no shares were issued under the CSPA in 2020 prior to its expiration.

9.	Stockholders’ Equity
Underwritten Offerings
In July 2019, the Company completed underwritten public offerings of (i) 3,833,372 shares of its common stock at a price to the public of $6.00 for each share of common stock, including the full exercise of the underwriters’ option to purchase 500,005 additional shares of common stock to cover over-allotments, and (ii) 8,333 shares of its non-voting
Series F Convertible Preferred Stock (“Series F Stock”) at a price to the public of $600.00 for each share of Series F Stock. Gross proceeds from the sale were approximately $28.0 million and net proceeds were approximately $26.1 million. Each share of non-voting
Series F Stock is convertible into 100 shares of the Company’s common stock, provided that conversion will be prohibited if, as a result, the holder and its affiliates would own more than 9.98% of the total number of shares of the Company’s common stock then outstanding; provided, however, that a holder may, upon written notice, elect to increase or decrease this percentage (not to exceed the limits under Nasdaq Marketplace Rule 5635(b), to the extent applicable).
In January 2019, the Company completed underwritten public offerings of (i) 2,300,000 shares of its common stock at a price to the public of $5.00 for each share of common stock, and (ii) 17,000 shares of its non-voting
Series E Convertible Preferred Stock (“Series E Stock”) at a price to the public of $500.00 for each share of Series E Stock. Gross proceeds from the sale were $20.0 million and net proceeds were approximately $18.5 million. Each share of non-voting
Series E Stock is convertible into 100 shares of the Company’s common stock, provided that conversion will be prohibited if, as a result, the holder and its affiliates would own more than 9.98% of the total number of shares of the Company’s common stock then outstanding; provided, however, that a holder may, upon written notice, elect to increase or decrease this percentage (not to exceed the limits under Nasdaq Marketplace Rule 5635(b), to the extent applicable).
Preferred Stock
The Company has 10,000,000 shares of authorized preferred stock available for issuance in one or more series. Upon issuance, the Company can determine the rights, preferences, privileges and restrictions thereof. These rights, preferences and privileges could include dividend rights, conversion rights, voting rights, terms of redemption, liquidation preferences, sinking fund terms and the number of shares constituting any series or the designation of such series, any or all of which may be greater than the rights of common stock. There were 19,714 and 17,697 shares of preferred stock outstanding as of December 31, 2019 and 2018, respectively. These shares are non-voting
Series D, Series E, and Series F Convertible Preferred Stock at a price of $2,000, $500, and $600 per share, respectively. Each share of non-voting
Series D Stock, Series E Stock, and Series F Stock is convertible into 100 shares of common stock, provided that conversion will be prohibited if, as a result, the holder and its affiliates would own more than 9.98% of the total number of shares of common stock then outstanding. In the event of the Company’s liquidation, dissolution, or winding up, holders of Series D, Series E, and Series F Stock will receive a payment equal to $0.0001 per share of Series D, Series E, and Series F Stock before any proceeds are distributed to the holders of Common Stock. Shares of Series D, Series E, and Series F Stock will generally have no voting rights, except as required by law and except that the consent of holders of a majority of the outstanding Series D and Series E Stock will be required to amend the terms of the Series D, Series E, and Series F Stock. Shares of the Series D, Series E, and Series F Stock will not be entitled to receive any dividends, unless and until specifically declared by the Company’s board of directors, and will rank:

•	senior to all of the Company’s Common Stock;

•	senior to any class or series of the Company’s capital stock hereafter created specifically ranking by its terms junior to the Series D, Series E, and Series F Stock;

•	on parity with any class or series of the Company’s capital stock hereafter created specifically ranking by its terms on parity with the Series D, Series E, and Series F Stock;

•
junior to any class or series of the Company’s capital stock hereafter created specifically ranking by its terms senior to the Series D, Series E, and Series F Stock; in each case, as to distributions of assets upon the Company’s liquidation, dissolution or winding up whether voluntarily or involuntarily.

During the year ended December 31, 2019, the Company issued a total of 1,195,017 shares of its common stock upon conversion of 13,639 shares of its non-voting
Series B Convertible Preferred Stock, 1,558 shares of its
non-voting
Series C Convertible Preferred Stock, 1,119 shares of its Series D Stock, and 7,000 shares of Series E Stock. No shares of non-voting
Series B or Series C Convertible Preferred Stock remain outstanding after the conversion. 1,381 shares of Series D Stock, 10,000 shares of Series E Stock, and 8,333 shares of Series F Stock remain outstanding after the conversion.
Common Stock
Holders of common stock are entitled to one vote per share on all matters to be voted upon by the stockholders of the Company. Subject to the preferences that may be applicable to any outstanding shares of preferred stock, the holders of common stock are entitled to receive ratably such dividends, if any, as may be declared by the Board of Directors. Under the terms of the Loan Agreement with the Lenders, the Company is precluded from paying cash dividends without the prior written consent of the Lenders.
Controlled Equity Offerings
In August 2011, the Company entered into a Controlled Equity Offering
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sales agreement (the “Sales Agreement”), with Cantor Fitzgerald & Co. (“Cantor”), as agent and/or principal, pursuant to which the Company could issue and sell shares of its common stock. The most recent amendment to the Sales Agreement, made in November, 2017, provides for an increase in the aggregate gross sales under the Sales Agreement to $45.0 million. The Company will pay Cantor a commission of up to 3.0% of the gross proceeds from any common stock sold through the Sales Agreement, as amended.
During the years ended December 31, 2019 and 2018, the Company sold less than 0.1 million shares and 0.1 million shares, respectively, of common stock under the Sales Agreement, as amended, at an average price of approximately $11.9 per share and $23.8 per share, respectively, for gross and net proceeds of $0.5 million and $1.4 million, respectively, after deducting Cantor’s commission. As of December 31, 2019, $43.1 million of common stock remained available to be sold under this facility.
Aspire Common Stock Purchase Agreement
In June 2018, the Company entered into a Common Stock Purchase Agreement (the “CSPA”) with Aspire Capital Fund, LLC (“Aspire”), pursuant to which the Company could issue and sell shares of its common stock having an aggregate gross sales price of up to $15.5 million. Upon execution of the CSPA, the Company sold to Aspire 22,831 shares of common stock at a price of $21.9 per share, for total proceeds of $0.5 million. In addition, Aspire committed to purchasing up to an additional $15.0 million of common shares, at the Company’s request, from time to time during a
24-month
period at prices based on the market price at the time of each sale. Under the CSPA, on any trading day selected by the Company on which the closing price of its common stock is equal to or greater than $2.5 per share, the Company has the right, in its sole discretion, to present Aspire with a purchase notice directing Aspire to purchase up to 20,000 shares of common stock per business day, at a purchase price equal to the lesser of:

a)	the lowest sale price of common stock on the purchase date; or

b)	the arithmetic average of the three lowest closing sale prices during the 10 consecutive business days ending on the trading day immediately preceding the purchase date.
The Company also has the right to require Aspire to purchase up to an additional 30% of the trading volume of the shares for the next business day at a purchase price (the “VWAP Purchase Price”), equal to the lesser of: (i) the closing sale price of the shares on the purchase date, or (ii) ninety-seven percent (97%) of the next business day’s volume weighted average price (each such purchase, a “VWAP Purchase”). The Company shall have the right, in its sole discretion, to determine a maximum number of shares and set a minimum market price threshold for each VWAP Purchase. The Company can only require a VWAP Purchase if the Company has also submitted a regular purchase on the notice date for the VWAP Purchase. There are no limits on the number of VWAP purchases that the Company may require.
There are no trading volume requirements or restrictions under the CSPA, and the Company will control the timing and amount of sales. Aspire has no right to require any sales by the Company, but is obligated to make purchases from the Company as directed by the Company in accordance with the CSPA There are no limitations on use of proceeds, financial or business covenants, restrictions on future fundings, rights of first refusal, participation rights, penalties or liquidated damages in the Purchase Agreement. The CSPA may be terminated by the Company at any time, at its discretion, without any cost to the Company. Aspire has agreed that neither it nor any of its agents, representatives and affiliates shall engage in any direct or indirect short-selling or hedging of common stock during any time prior to the termination of the CSPA. Any proceeds from the Company receives under the CSPA are expected to be used for working capital and general corporate purposes. The Company cannot request Aspire to purchase more than 200,000 shares per business day.
As consideration for Aspire’s obligation under the CSPA, the Company issued 21,233 shares of common stock to Aspire as a commitment fee. This $0.4 million commitment fee and $0.1 million in other transaction costs were recorded in June 2018 as costs of equity financing, within additional paid-in
capital. The Company also entered into a Registration Rights Agreement with Aspire. During the year ended December 31, 2018, the Company issued to Aspire a total of 239,064 shares for total net proceeds of $4.6 million. The shares were issued at an average price of $22.0 per share, excluding the 21,233 commitment shares issued. No shares were issued to Aspire during the year ended December 31, 2019. Aspire’s remaining purchase commitment was $10.9 million as of December 31, 2019.

Equity Incentive Plans
The Company grants options to purchase shares of its common stock primarily to: (i) new employees, of which 25% of the shares subject to such options become exercisable on the first anniversary of the vesting commencement date, and 1/48th of the shares subject to such options become exercisable each month over the remainder of the four-year vesting period, (ii) existing employees with various vesting schedules over three to four years, (iii) new non-employee
members of the board of directors, of which 1/24th of the shares subject to such options become exercisable each month following the date of grant over a two-year
vesting period, and (iv) continuing
non-employee
members of the board of directors, of which 1/12th of the shares subject to such options become exercisable each month following the date of grant over a one-year
vesting period.
On March 15, 2011, the Company’s Board of Directors adopted, and on June 3, 2011, the Company’s stockholders approved, the 2011 Equity Incentive Plan (the “2011 Plan”). The 2011 Plan is intended as the successor to and continuation of the Company’s 1998 Stock Plan, 2001 Stock Plan, 2005 Equity Incentive Award Plan and 2006 Employment Commencement Incentive Plan (collectively, the “Prior Plans”). No additional stock awards will be granted under the Prior Plans.
The number of shares of common stock available for issuance under the 2011 Plan automatically increases on January 1st of each year for a period of 10 years commencing on January 1, 2012 by an amount equal to: (i) 4.0% of the Company’s outstanding shares of common stock on December 31st of the preceding calendar year, or (ii) a lesser amount determined by the Board of Directors. On January 1, 2019 and 2018, in accordance with the above, the number of shares of common stock available for issuance under the 2011 Plan was increased by 149,896 and 137,131 shares, respectively.
During the year ended December 31, 2019, options to purchase 171,552 shares of the Company’s common stock were granted under the 2011 Plan. As of December 31, 2019, there were 115,482 shares available for future grants under the 2011 Plan.
Employee Stock Purchase Plans
On March 5, 2011, the Company’s Board of Directors adopted, and on June 3, 2011, the Company’s stockholders approved, the 2011 Employee Stock Purchase Plan (the “2011 ESPP”).
The 2011 ESPP permits eligible employees to purchase common stock at a discount through payroll deductions during defined offering periods. Eligible employees can purchase shares of the Company’s common stock at 85% of the lower of the fair market value of the common stock at (i) the beginning of a
12-month
offering period, or (ii) at the end of one of the two related
6-month
purchase periods. No participant in the 2011 ESPP may be issued or transferred shares of common stock valued at more than $25,000 per calendar year.
The number of shares of common stock available for issuance under the 2011 ESPP automatically increases on January 1st of each year for a period of 10 years commencing on January 1, 2012 by an amount equal to: (i) 1.0% of the Company’s outstanding shares of common stock on December 31st of the preceding calendar year, or (ii) a lesser amount determined by the Board of Directors. On January 1, 2019, in accordance with the above, the number of shares of common stock available for issuance under the 2011 ESPP was increased by 33,600 shares.
A total of 13,332 and 10,410 shares were issued under the 2011 ESPP during the year ended December 31, 2019 and December 31, 2018, respectively. As of December 31, 2019, there were 26,698 shares available for future issuance under the ESPP.

Warrants
Warrants to purchase shares of the Company’s common stock outstanding as of December 31, 2019 were as follows (in thousands, except per share amounts):

Date Issued	Shares	Exercise Price Per Share	Expiration
February 2015	1	$133.2	February 2020
March 2016	21	$32.5	March 2021

Total warrants outstanding and exercisable	22

Warrants to purchase 1,025 shares of the Company’s common stock expired unexercised as of February 27, 2020.
Reserved Shares
Shares of the Company’s common stock reserved for future issuance as of December 31, 2019 were as follows (in thousands):

	Shares Available for Future Grant	Outstanding Securities	Total Shares Reserved
Warrants	—	22	22
Convertible preferred stock	—	1,971	1,971
Stock option plans	115	516	631
Employee stock purchase plan	27	—	27

Total reserved shares of common stock	142	2,509	2,651